Shareholder Report, Holdings (Details)	May 31, 2024
C000166313 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166313 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166313 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000166313 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000166313 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166313 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000166313 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005519 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005519 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005519 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000005519 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000005519 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005519 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005519 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225817 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225817 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225817 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000225817 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000225817 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225817 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225817 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%